Supplemental Schedules-Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 742,095	$ 521,253	$ 464,765	$ 437,737
Other current assets	102,497	105,710
Total current assets	844,592	626,963
Theatre properties and equipment, net	1,304,958	1,238,850
Other assets	1,712,862	1,656,440
Total Assets	3,862,412	3,522,253
Current liabilities
Current portion of long-term debt	9,546	12,145
Current portion of capital lease obligations	11,064	9,639
Accounts payable and accrued expenses	316,581	282,466
Total current liabilities	337,191	304,250
Long-term liabilities
Long-term debt, less current portion	1,754,464	1,560,076
Capital lease obligations, less current portion	139,107	131,533
Other long-term liabilities and deferrals	535,438	501,101
Total long-term liabilities	2,429,009	2,192,710
Commitments and contingencies
Equity	1,096,212	1,025,293	1,040,705	922,141
Total liabilities and equity	3,862,412	3,522,253
Restricted Subsidiaries
Current assets
Cash and cash equivalents	634,351	439,616
Other current assets	120,028
Total current assets	754,379
Theatre properties and equipment, net	1,304,958
Other assets	1,638,741
Total Assets	3,698,078
Current liabilities
Current portion of long-term debt	9,546
Current portion of capital lease obligations	11,064
Accounts payable and accrued expenses	316,468
Total current liabilities	337,078
Long-term liabilities
Long-term debt, less current portion	1,754,464
Capital lease obligations, less current portion	139,107
Other long-term liabilities and deferrals	430,920
Total long-term liabilities	2,324,491
Commitments and contingencies
Equity	1,036,509
Total liabilities and equity	3,698,078
Unrestricted Subsidiaries
Current assets
Cash and cash equivalents	107,744	81,637
Other current assets	(17,531)
Total current assets	90,213
Other assets	101,140
Total Assets	191,353
Current liabilities
Accounts payable and accrued expenses	113
Total current liabilities	113
Long-term liabilities
Other long-term liabilities and deferrals	104,518
Total long-term liabilities	104,518
Commitments and contingencies
Equity	86,722
Total liabilities and equity	191,353
Eliminations
Current assets
Other assets	(27,019)
Total Assets	(27,019)
Long-term liabilities
Commitments and contingencies
Equity	(27,019)
Total liabilities and equity	$ (27,019)